Supplementary Information on Oil and Gas Exploration and Production (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities
The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligation assets:

	India	Sri Lanka	South Africa
	( ₹ in millions)	( ₹ in millions)	( ₹ in millions)
March 31, 2020
Unproved oil and gas properties	33,033	58,959	2,728
Proved oil and gas properties	1,542,710	—	—
Support equipment	6,553	—	—

Gross Capitalized costs	1,582,296	58,959	2,728
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,465,495)	(58,959)	(2,728)

Net Capitalized costs	116,801	—	—

March 31, 2019
Unproved oil and gas properties	26,311	54,514	2,522
Proved oil and gas properties	1,386,994	—	—
Support equipment	5,231	—	—

Gross Capitalized costs	1,418,536	54,514	2,522
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,183,462)	(54,514)	(2,522)

Net Capitalized costs	235,073	—	—

March 31, 2018
Unproved oil and gas properties	17,121	51,261	2,372
Proved oil and gas properties	1,276,878	—	—
Support equipment	4,865	—	—

Gross Capitalized costs	1,298,864	51,261	2,372
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,075,592)	(51,261)	(2,372)

Net Capitalized costs	223,272	—	—

Summary of Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development Activities
Costs incurred are summarized below and include both amounts expensed and capitalized:

	India	Sri Lanka	South Africa
	( ₹ in millions)	( ₹ in millions)	( ₹ in millions)
March 31, 2020
Acquisition of properties
Proved
Unproved
Exploration costs	3,061	4	1
Development costs	41,677	—	—

Total	44,738	4	1

March 31, 2019
Acquisition of properties
Proved
Unproved
Exploration costs	(37,060)	5	9
Development costs	75,158	—	—

Total	38,099	5	9

March 31, 2018
Acquisition of properties
Proved
Unproved
Exploration costs	(1,506)	9	10
Development costs	10,923	—	—

Total	9,417	9	10

* Figures in brackets ( ) represents reversal/ transfers between exploration and development costs.

Summary of Results of Operations for Oil and Gas Producing Activities	The Company’s results of operations from oil and gas producing activities for the years ended March 31, 20
20
, 20
19
and 201
8
 are shown in the following table.

	India	Sri Lanka	South Africa
	( ₹ in millions)	( ₹ in millions)	( ₹ in millions)
March 31, 2020
Revenues
Sales	126,608	—	—
Transfers	—	—	—
Operating Income	188	—	—

Total	126,795	—	—

Production costs	(50,251)	—	—
Exploration (expenses)/ reversal	(22)	(4)	(1)
Depreciation, depletion and amortization and valuation provisions (including impairment loss/reversal)	(175,086)	—	—

Results before income tax expenses	(98,564)	(4)	(1)
Income tax expenses	33,868	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	(64,695)	(4)	(1)

March 31, 2019
Revenues
Sales	132,228	—	—
Transfers	—	—	—
Operating Income	283	—	—

Total	132,511	—	—

Production costs	(53,991)	—	—
Exploration expenses	(483)	(5)	(9)
Depreciation, depletion and amortization and valuation provisions (including impairment loss)	(39,942)	—	—

Results before income tax expenses	38,095	(5)	(9)
Income tax expenses	(13,787)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	24,307	(5)	(9)

	India	Sri Lanka	South Africa
	( ₹ in millions)	( ₹ in millions)	( ₹ in millions)
March 31, 2018
Revenues
Sales	95,359	—	—
Transfers	—	—	—
Operating Income		—	—

Total	95,359	—	—

Production costs	(40,583)	—	—
Exploration expenses	8	(9)	(0)
Depreciation, depletion and amortization and valuation provisions (including impairment loss)	63,584	—	—

Results before income tax expenses	118,368	(9)	(0)
Income tax expenses	(46,398)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	71,970	(9)	(0)

Summary of Reserve Quantities Information
A summary of the annual changes in the proved reserves of
oil
is as follows (in mmbbls):

Proved developed and undeveloped reserves	India	Sri Lanka	South Africa	Total
Reserves at March 31, 2017	57.56	—	—	57.56

Revisions of previous estimates	15.11	—	—	15.11
Extensions and discoveries	0.23	—	—	0.23
Improved Recovery	2.96	—	—	2.96
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(28.50)	—	—	(28.50)

Reserves at March 31, 2018	47.36	—	—	47.36

Revisions of previous estimates	99.82	—	—	99.82
Extensions and discoveries	2.31	—	—	2.31
Improved Recovery	4.87	—	—	4.87
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(27.53)	—	—	(27.53)

Reserves at March 31, 2019	126.83	—	—	126.83

Revisions of previous estimates	5.40	—	—	5.40

Extensions and discoveries	0.04	—	—	0.04

Improved Recovery	—	—	—	—

Sales of reserves	—	—	—	—

Purchases of reserves	—	—	—	—

Production for the year	(28.23)	—	—	(28.23)

Reserves at March 31, 2020	104.04	—	—	104.04

A summary of the annual changes in the proved reserves of
natural gas
is as follows (in bcf):

Proved developed and undeveloped reserves	India	Sri Lanka	South Africa	Total
Reserves at March 31, 2017	5.71	—	—	5.71

Revisions of previous estimates	10.95	—	—	10.95
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(5.50)	—	—	(5.50)

Reserves at March 31, 2018	11.16	—	—	11.16

Revisions of previous estimates	89.22	—	—	89.22
Extensions and discoveries	2.75	—	—	2.75
Improved Recovery	0.05	—	—	0.05
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(7.81)	—	—	(7.81)

Reserves at March 31, 2019	95.37	—	—	95.37

Revisions of previous estimates	42.37	—	—	42.37

Extensions and discoveries	—	—	—	—

Improved Recovery	—	—	—	—

Sales of reserves	—	—	—	—

Purchases of reserves	—	—	—	—

Production for the year	(18.71)	—	—	(18.71)

Reserves at March 31, 2020	119.02	—	—	119.02

	2020		2019		2018
	Crude Oil	Natural gas	Crude Oil	Natural gas	Crude Oil	Natural gas
	(mmbbls)	(bcf)	(mmbbls)	(bcf)	(mmbbls)	(bcf)
Net proved developed reserves:
India	91.49	100.45	101.40	56.45	38.59	9.87
Sri Lanka	—	—	—	—	—	—
South Africa	—	—	—	—	—	—

Total net proved developed reserves	91.49	100.45	101.40	56.45	38.59	9.87

Net proved undeveloped reserves:

India	12.55	18.57	25.43	38.92	8.77	1.29
Sri Lanka	—	—	—	—	—	—
South Africa	—	—	—	—	—	—

Total net proved undeveloped reserves	12.55	18.57	25.43	38.92	8.77	1.29

Summary of Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Quantities and Changes
The table below shows the standardized measure of future net cash flows relating to proved reserves.

	India ( ₹ in millions)	Sri Lanka ( ₹ in millions)	South Africa ( ₹ in millions)	Total ( ₹ in millions)
At March 31 2020
Future cash inflows	493,984	—	—	493,984
Future production costs	(301,972)	—	—	(301,972)
Future development costs	(28,465)	—	—	(28,465)
Future income tax expenses	(43,544)	—	—	(43,544)

Undiscounted future net cash flows	120,003	—	—	120,003
10 percent midyear annual discount for timing of estimated cash flows	(33,298)	—	—	(33,298)

Standardized measure of discounted future net cash flows	86,705	—	—	86,705

At March 31 2019
Future cash inflows	629,770	—	—	629,770
Future production costs	(349,686)	—	—	(349,686)
Future development costs	(55,167)	—	—	(55,167)
Future income tax expenses	(67,890)	—	—	(67,890)

Undiscounted future net cash flows	157,025	—	—	157,025
10 percent midyear annual discount for timing of estimated cash flows	(42,981)	—	—	(42,981)

Standardized measure of discounted future net cash flows	114,044	—	—	114,044

At March 31 2018
Future cash inflows	161,541	—	—	161,541
Future production costs	(83,517)	—	—	(83,517)
Future development costs	(22,648)	—	—	(22,648)
Future income tax expenses	(3,528)	—	—	(3,528)

Undiscounted future net cash flows	51,848	—	—	51,848
10 percent midyear annual discount for timing of estimated cash flows	(5,533)	—	—	(5,533)

Standardized measure of discounted future net cash flows	46,315	—	—	46,315

	India ( ₹ in millions)	Sri Lanka ( ₹ in millions)	South Africa ( ₹ in millions)	Total ( ₹ in millions)
Balance at April 1, 2019	114,044	—	—	114,044

Sales and transfers of oil and gas, net of production cost	(80,409)	—	—	(80,409)
Development cost incurred	39,114	—	—	39,114
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	43	—	—	43
Net change due to revisions in quantity estimates	13,595	—	—	13,595
Net change in prices, transfer prices and in production cost	(35,288)	—	—	(35,288)
Changes in estimated future development costs	(436)	—	—	(436)
Accretion of discount	18,193	—	—	18,193
Net change in income taxes	17,849	—	—	17,849
Timing	—	—	—	—

Balance at March 31, 2020	86,705	—	—	86,705

	India ( ₹ in millions)	Sri Lanka ( ₹ in millions)	South Africa ( ₹ in millions)	Total ( ₹ in millions)

Balance at April 1, 2018	46,315	—	—	46,315

Sales and transfers of oil and gas, net of production cost	(77,131)	—	—	(77,131)
Development cost incurred	58,242	—	—	58,242
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	12,071	—	—	12,071
Net change due to revisions in quantity estimates	158,825	—	—	158,825
Net change in prices, transfer prices and in production cost	42,652	—	—	42,652
Changes in estimated future development costs	(85,499)	—	—	(85,499)
Accretion of discount	4,985	—	—	4,985
Net change in income taxes	(46,416)	—	—	(46,416)
Timing	—	—	—	—

Balance at March 31, 2019	114,044	—	—	114,044

	India ( ₹ in millions)	Sri Lanka ( ₹ in millions)	South Africa ( ₹ in millions)	Total ( ₹ in millions)
Balance at April 1, 2017	47,493	—	—	47,493

Sales and transfers of oil and gas, net of production cost	(55,317)	—	—	(55,317)
Development cost incurred	8,388	—	—	8,388
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	4,075	—	—	4,075
Net change due to revisions in quantity estimates	25,035	—	—	25,035
Net change in prices, transfer prices and in production cost	15,257	—	—	15,257
Changes in estimated future development costs	(1,785)	—	—	(1,785)
Accretion of discount	4,887	—	—	4,887
Net change in income taxes	(1,718)	—	—	(1,718)
Timing	—	—	—	—

Balance at March 31, 2018	46,315	—	—	46,315